INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	December 31, 2023
	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount
	US$’000	US$’000	US$’000
Finite-lived intangible assets:
Computer software	472	(439)	33
Patent	208	(208)	-
Total finite-lived intangible assets	680	(647)	33
Indefinite-lived intangible assets:
Trademark and manufacturing license	127,378	-	127,378
Total indefinite-lived intangible assets	127,378	-	127,378
Total intangible assets	128,058	(647)	127,411

	December 31, 2022
	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount
	US$’000	US$’000	US$’000
Finite-lived intangible assets:
Computer software	487	(389)	98
Patent	214	(214)	-
Total finite-lived intangible assets	701	(603)	98
Indefinite-lived intangible assets:
Trademark and manufacturing license	131,108	-	131,108
Total indefinite-lived intangible assets	131,108	-	131,108
Total intangible assets	131,809	(603)	131,206

No impairment charges were recognized on intangible assets for the periods ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

Amortization expenses of intangible assets were US$82 thousand, US$86 thousand and US$45 thousand for the years ended December 31, 2023, 2022 and 2021, respectively.

As of December 31, 2023, estimated amortization expense relating to the existing intangible assets with finite lives for future periods is as follows:

US$’000

2024	29
2025 and thereafter	4
Total	33